Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013		Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Cash and deposits	$ 1,130 [1]	$ 5,194 [1]	$ 1,314	[1]	$ 2,183	[1]
Cash on deposit in NIS, bearing interest	56	56
Interest rate on deposits held in banks	0.70%	0.15%
Deposits held in banks used as collateral for bank guarantees	$ 42	$ 42

[1]	As of June 30, 2014 $56,000 is deposited in NIS bearing an average annual interest of 0.7%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee. As of December 31, 2013 $56,000 is deposited in NIS bearing an average annual interest of 0.15%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.